PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.3%
Asset-Backed Securities 17.8%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29		1,000	$1,023,349
Series 2024-01A, Class A, 144A	5.360	06/20/30		850	866,929

Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		100	101,754
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	204,210
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	102,970
Series 2025-01A, Class A, 144A	5.360	04/16/35		600	613,505
Series 2025-01A, Class B, 144A	5.560	10/15/35		800	816,224
Series 2025-01A, Class C, 144A	5.760	10/15/35		400	405,977
					4,134,918
Collateralized Loan Obligations 13.8%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37		1,500	1,502,249
AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.331(c)	06/15/34	EUR	750	849,801
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.686(c)	07/15/37		1,250	1,250,963
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	04/20/35		500	500,937

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.691(c)	07/20/32		356	356,921
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269(c)	07/20/37		1,500	1,504,545
Aurium CLO DAC (Ireland), Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.317(c)	06/22/34	EUR	1,750	1,981,517
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.629(c)	04/15/35	EUR	250	281,356

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589%(c)	04/18/35	250	$250,398
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.541(c)	10/20/31	177	177,018
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37	2,000	2,007,911
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.707(c)	01/25/35	750	749,857
BlueMountain CLO Ltd. (Cayman Islands), Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.681(c)	04/19/34	1,000	1,001,816
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.591(c)	04/15/35	292	292,536
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31	58	57,801
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31	58	57,666
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-06A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/38	1,750	1,756,806
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37	3,000	3,003,790
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	04/20/37	1,000	1,004,494
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	04/20/35	250	249,635
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.879(c)	04/20/37	1,000	1,004,393

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.910%(c)	05/22/32	EUR	1,099	$1,246,157
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		1,500	1,506,690
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	10/20/37		2,500	2,506,246
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.789(c)	04/20/37		1,000	1,004,471
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		2,250	2,253,675

Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.702(c)	04/25/36		2,000	1,999,484
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.219(c)	10/20/37		2,000	2,008,937
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.689(c)	10/22/37		1,750	1,755,250
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.528(c)	04/15/31		53	53,309
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.574(c)	04/26/31		63	63,397
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.649(c)	05/24/38	EUR	1,250	1,422,743
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.502(c)	10/20/31		583	583,500
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698(c)	01/15/31		71	71,667
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34		500	501,280

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.079%(c)	07/15/32	EUR	249	$282,067
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.872(c)	01/22/37		1,000	1,004,175
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34		250	250,295
Series 2025-71A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.409(c)	04/23/38		2,000	1,995,000

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	1,500	1,709,351
Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/38		1,850	1,864,096
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		2,000	2,008,902
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.538(c)	04/15/31		57	57,245
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.531(c)	10/20/31		8	8,324
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.698(c)	10/15/34		500	500,070
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.830(c)	04/17/37		1,500	1,506,733
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.681(c)	01/20/35		750	751,687

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.169(c)	01/20/36		1,000	1,004,455
Rockford Tower Europe CLO DAC (Ireland), Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.291(c)	04/24/37	EUR	1,100	1,260,033

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.260%(c)	05/07/31		600	$601,587
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.152(c)	01/20/36		1,250	1,255,616
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.059(c)	01/20/37		1,250	1,255,618
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.036(c)	04/22/35	EUR	750	849,624
TICP CLO Ltd. (Cayman Islands), Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.812(c)	04/25/37		1,000	1,004,477
Tikehau CLO DAC (Ireland), Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.512(c)	10/15/38	EUR	2,250	2,555,579
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.456(c)	07/15/34		750	750,816
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35		1,000	1,000,000
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.879(c)	04/15/37	EUR	1,250	1,422,166
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	07/15/37		2,000	2,001,500
					63,718,632
Consumer Loans 1.1%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		300	298,836
Series 2024-X02, Class B, 144A	5.330	12/17/29		600	600,243
Series 2024-X02, Class C, 144A	5.620	12/17/29		600	600,696

Affirm Master Trust, Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,002,204

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

GreenSky Home Improvement Issuer Trust, Series 2024-02, Class A3, 144A	5.150%	10/27/59	500	$503,421
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59	57	58,005
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	400	411,121
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	102,437
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	102,909
Series 2024-01A, Class A, 144A	5.790	05/14/41	300	309,636

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	68	67,725
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	402	403,041
Series 2025-01A, Class A, 144A	5.050	09/15/45	500	500,858
				4,961,132
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	1,000	1,003,198
Home Equity Loans 1.0%
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	387	391,278
GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.822(c)	01/25/55	339	338,821
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.028(c)	03/20/54	60	60,558
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	946	947,908
RCKT Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	580	581,247
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	978	983,006
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	66	67,280
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	71	71,476
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	70	70,952

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES05, Class A1, 144A	5.167%(cc)	09/25/64	432	$430,712
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400	397,414
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	473	476,329
				4,816,981
Other 0.7%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.681(c)	10/16/28	300	299,831
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	172	167,598
Series 2024-01GS, Class A, 144A	6.250	06/20/57	276	262,218

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	476,923
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.922(c)	02/25/55	775	772,552
Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50	497	496,860
Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.429(c)	03/17/42	700	699,202
				3,175,184
Student Loan 0.1%
SMB Private Education Loan Trust, Series 2024-E, Class A1A, 144A(x)	5.090	10/16/56	361	361,405

Total Asset-Backed Securities (cost $81,023,272)				82,171,450
Commercial Mortgage-Backed Securities 10.1%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075	10/15/54	186	180,970

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.829%(c)	04/15/42	410	$410,696
BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,667,602
Series 2021-BN35, Class A4	2.031	06/15/64	500	424,990
Series 2021-BN38, Class A4	2.275	12/15/64	250	212,237

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.582(cc)	02/15/50	8,410	71,538
BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,039	1,089,896
Series 2024-05YR08, Class A3	5.884	08/15/57	1,200	1,246,224
Series 2024-05YR09, Class A3	5.614	08/15/57	1,300	1,335,836
Series 2024-05YR10, Class A3	5.302	10/15/57	1,400	1,424,775

BANK5 Trust, Series 2025-05YR13, Class A3	5.753(cc)	01/15/58	940	972,279
Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.583(c)	10/15/37	300	300,000
Series 2020-C07, Class XB, IO	0.971(cc)	04/15/53	1,019	44,080
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,161,003
Series 2025-05C33, Class A4	5.839	03/15/58	1,000	1,040,492
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241	05/15/53	590	578,362
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	572,596
Series 2021-B28, Class A1	0.597	08/15/54	273	266,036
Series 2023-B40, Class A2	6.930	12/15/56	383	403,698
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	512,915
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	944,710
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,066,652

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.821(c)	08/15/26	278	278,653
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.529(c)	03/15/42	665	660,844
BMO Mortgage Trust, Series 2024-05C6, Class A3	5.316	09/15/57	1,500	1,524,688
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	7.263(c)	12/15/38	132	131,534

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.821%(c)	10/15/41	480	$480,040
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.020(c)	08/15/39	485	486,877
Series 2024-XL04, Class A, 144A, 1 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.771(c)	02/15/39	1,335	1,336,894
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	6.072(c)	04/15/40	295	293,348
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)	6.371(c)	04/15/40	385	381,608
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.419(c)	03/15/41	500	500,000
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.479(c)	02/15/35	750	747,187
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.473(c)	03/15/30	1,160	1,151,300

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.966(c)	10/18/42	430	426,933
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	150	126,902
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	145	134,782
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,160	1,118,007
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.949(c)	09/15/38	200	200,563
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	456,903
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	17	16,860
Series 2015-LC21, Class A4	3.708	07/10/48	80	79,787
Series 2017-COR02, Class A3	3.510	09/10/50	373	361,581
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	208,170
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	27,594

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	232,500
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	180	175,604

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust, (cont’d.)
Series 2019-C16, Class A2	3.067%	06/15/52	227	$211,435
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.626(cc)	06/10/39	220	220,598
Series 2024-ELM, Class D15, 144A	6.674(cc)	06/10/39	200	200,543
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	7.993(c)	10/15/36	180	176,413
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	800	798,403
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	570	551,898
Series 2018-GS10, Class A4	3.890	07/10/51	125	120,674
Series 2021-GSA03, Class A4	2.369	12/15/54	200	171,295
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	2,000	71,122
IP Mortgage Trust,
Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42	480	480,000
Series 2025-IP, Class B, 144A	5.540(cc)	06/10/42	210	210,000

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051	05/13/53	1,062	989,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393	12/15/49	205	201,425
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.929(c)	03/15/42	320	318,800
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.918(c)	06/15/39	330	329,587
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.044(c)	04/15/38	295	294,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5	3.102	11/15/49	1,000	969,181
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	976,585
Series 2019-L02, Class A3	3.806	03/15/52	292	280,831
Series 2020-HR08, Class A3	1.790	07/15/53	245	211,878

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	519,390
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	1,700	1,729,426

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

NJ Trust, Series 2023-GSP, Class A, 144A	6.481%(cc)	01/06/29	200	$208,938
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.542(c)	02/15/42	580	578,294
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.221(c)	02/15/42	280	276,500
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.770(c)	02/15/42	260	253,640

ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.943(c)	03/15/36	120	114,860
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.393(c)	01/15/36	220	213,538
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.693(c)	01/15/36	200	192,530

RFR Trust, Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	1,110	1,122,224
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	708,834
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	215	222,506
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	495,829

SCG Commercial Mortgage Trust, Series 2025-DLFN, Class C, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.029(c)	03/15/35	150	146,814
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.572(c)	12/15/39	500	499,844
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	487	475,267
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	985	965,486
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.821(c)	11/15/41	1,020	1,020,637
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.269(c)	11/15/41	780	780,487
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	244	239,485
Series 2017-C40, Class A3	3.317	10/15/50	105	102,556
Series 2020-C58, Class A3	1.810	07/15/53	117	102,876

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.619%(c)	10/15/41	200	$200,863
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.268(c)	10/15/41	275	275,974

Total Commercial Mortgage-Backed Securities (cost $46,282,177)				46,698,251
Corporate Bonds 30.0%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	299,749
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	2,040	2,003,477
Sr. Unsec’d. Notes	3.250	02/01/35	280	230,395
Sr. Unsec’d. Notes	3.300	03/01/35	190	154,030
Sr. Unsec’d. Notes	3.375	06/15/46	1,010	666,815
Sr. Unsec’d. Notes	3.900	05/01/49	665	465,319
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	250	249,375
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	25	25,353
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	123	123,154
				4,217,667
Agriculture 1.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	400	350,228
Gtd. Notes	5.350	08/15/32	1,290	1,300,060
Gtd. Notes	5.834	02/20/31	630	655,759
Gtd. Notes	6.343	08/02/30	75	79,983
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	119,539
Gtd. Notes	5.931	02/02/29	25	26,111

Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	600	536,641
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.375	04/30/30	1,210	1,196,362
Sr. Unsec’d. Notes	5.125	02/15/30	450	459,626
				4,724,309

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750%	04/20/29	150	$147,160
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	1,000	991,470
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	140,868
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	222,468
				1,501,966
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	46,115
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	43,753
				89,868
Auto Manufacturers 1.2%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	467,444
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	193,329
Sr. Unsec’d. Notes	4.125	08/17/27	200	192,952
Sr. Unsec’d. Notes	4.271	01/09/27	930	909,253
Sr. Unsec’d. Notes	7.200	06/10/30	255	264,321

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	785	810,642
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	180,258
Sr. Unsec’d. Notes	5.050	04/04/28	225	225,597
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	535	534,456
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	356,834
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	291,833

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	241,531

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.250%	03/22/29	320	$320,400
Gtd. Notes, 144A	5.650	03/25/32	300	299,723
				5,288,573
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.650	09/13/29	585	576,029
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,375
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	40,942
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	393,945
				1,036,291
Banks 7.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	204,820
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	405,039
Sr. Preferred Notes	5.439	07/15/31	400	409,741
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	675	585,630
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,093,518
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	991,191
Sub. Notes	5.744(ff)	02/12/36	645	640,748

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	530	532,129
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.335(ff)	09/10/35	310	301,366
Sub. Notes	5.088(ff)	06/20/30	395	393,254

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	406,436
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	327,181
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	212,273

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875%	04/30/29	400	$411,974
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	460	465,970
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	815	807,908
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	39,252
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	895,623
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,620	1,424,382
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	526,832
Sub. Notes	5.827(ff)	02/13/35	510	508,239

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	727,930
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	760	751,792
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	200,774
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	310	298,591
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	930	931,007
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	188,579
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	282,402
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	53,549
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	727,541
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	1,500	1,521,895
Sr. Unsec’d. Notes	5.330(ff)	07/23/35	170	168,771
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	175,816
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	41,683

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.858(ff)	03/25/29	495	496,729
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	428,130
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,115,759
Sr. Unsec’d. Notes	4.603(ff)	10/22/30	1,480	1,471,378
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	960	974,609
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	334,698
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	779,638

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	300	300,813

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550%	10/01/29	450	$409,960
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	97,197
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	1,475	1,346,312
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	434,864
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	852,749
Sub. Notes, GMTN	4.350	09/08/26	195	194,191

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	4.970(ff)	05/02/31	1,140	1,148,855
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	188,111
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	500	432,995
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	400	349,267

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	91,471
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	97,184
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	140	144,945

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	289,662
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35	1,270	1,246,048
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	125,545
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	719,034
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	239,980
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	295,794
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	164,134
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	753,677
				33,177,565
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	38	34,213
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	205	198,672

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.4%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750%	08/01/28	175	$155,016
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25	50	50,172
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29	630	641,283
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	164,345
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	22,849
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	200	175,003
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	223,860
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	142,223
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	60	60,867

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	60	59,271
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	70,365
				1,765,254
Chemicals 0.5%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	64,662
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	620	593,712
Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	125	129,459
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	126,151
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.419	11/15/48	260	255,628
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	140	140,886
Sr. Unsec’d. Notes	6.375	05/18/53	430	395,275

Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	55,483

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750%	05/02/34	320	$323,520
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	20	17,411
				2,102,187
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	150	110,250
Commercial Services 0.5%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	200	207,211
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	120	105,604
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	114,994
Gtd. Notes, 144A	4.625	10/01/27	150	145,159

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	200,520
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	250	251,548
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	160	157,130
Herc Holdings Escrow, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	06/15/30	90	92,732
Sr. Unsec’d. Notes, 144A	7.250	06/15/33	50	51,438

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	75	74,431
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	71,364
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	29,769
Gtd. Notes	5.250	03/27/35	445	446,815

Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	45	44,719
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	44,874

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

University of Southern California, Sr. Unsec’d. Notes	4.976%	10/01/53	212	$190,371
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	59,359
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	150	153,168
				2,441,206
Computers 0.2%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	201,845
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	487,226
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	138,734
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	86,261
				914,066
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	250	252,422
Diversified Financial Services 0.5%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,596
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	111,417
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A(x)	8.375	04/01/32	80	79,263
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	102,421
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	175	177,908
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	5.297	03/28/34	300	302,295
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	150	150,645

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850%	04/15/34	145	$147,807
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	200	202,249
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	375	356,502
Gtd. Notes, 144A	7.875	12/15/29	50	52,714

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	207,114
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25	175	174,793
				2,117,724
Electric 1.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	224,278
Sr. Unsec’d. Notes	5.450	05/15/29	150	153,585

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	175	175,728
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	150	139,241
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	169,638
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	575	570,054

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	193,500
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	128,050
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	710	718,437
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	199,750
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	600	619,875

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	193,316
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	46,718
Gtd. Notes, 144A	3.875	02/15/32	50	45,209
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	90,280

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., (cont’d.)
First Mortgage	4.950%	07/01/50	225	$178,819

PPL Electric Utilities Corp., First Mortgage	4.850	02/15/34	185	182,123
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	133,379
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	120	113,559
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	18,384
First Mortgage	5.300	03/01/28	110	111,145
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	177,117
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	975	1,048,438
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	48,347
Gtd. Notes, 144A	5.000	07/31/27	425	423,938
Gtd. Notes, 144A	5.625	02/15/27	450	449,917
Gtd. Notes, 144A	6.875	04/15/32	70	72,904
				6,625,729
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	265	276,972
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	110	113,079
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	159,166
Sr. Sec’d. Notes, 144A	3.875	04/30/28	440	421,164
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	197,000
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	477,498
				1,644,879
Entertainment 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	70,038
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	76,913

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375%	05/01/26		50	$50,013
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		175	166,695
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32		170	175,516
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		380	273,593
Gtd. Notes	5.141	03/15/52		155	100,435

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	6.250	03/15/33		35	34,624
					947,827
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		30	31,003
Foods 1.3%
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		200	175,216
Sr. Sec’d. Notes, 144A	8.000	09/15/28		150	141,515

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	270	336,501
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	218	285,968
Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29		205	212,687
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	226,439
Gtd. Notes	5.125	02/01/28		45	45,476
Gtd. Notes	6.500	12/01/52		100	101,264
Gtd. Notes	6.750	03/15/34		205	220,169

JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Gtd. Notes, 144A	6.375	02/25/55		98	97,606
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	23,585

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32	75	$69,220

Mars, Inc., Sr. Unsec’d. Notes, 144A	2.375	07/16/40	1,160	793,366
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	50	44,290
Gtd. Notes	6.250	07/01/33	1,000	1,038,686
Post Holdings, Inc.,
Gtd. Notes, 144A	6.375	03/01/33	105	104,363
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	68,389
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30	830	730,517
Gtd. Notes, 144A	4.250	02/01/27	1,180	1,164,890
				5,880,147
Gas 0.0%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52	75	63,865
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33	56	58,536
Sr. Sec’d. Notes, 144A	7.750	05/01/35	62	65,337
				187,738
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	117,876
Healthcare-Services 1.1%
Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40	235	174,602
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	545	549,870
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	325	303,988
Gtd. Notes, 144A	6.875	09/01/32	75	76,199

Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	745	694,383

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Laboratory Corp. of America Holdings, Gtd. Notes	4.800%	10/01/34	780	$748,547
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	200	188,536
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	95	82,422
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	78,165
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	75	74,298
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	50	47,781
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.700	08/15/49	480	335,807
Sr. Unsec’d. Notes	5.200	04/15/63	455	387,994
Sr. Unsec’d. Notes	5.500	07/15/44	1,515	1,424,757
				5,167,349
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	800	823,284
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	47,425
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	325	321,295
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	65,250
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	50,006
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	147,796
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	47,886

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27	350	$352,940
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	225	224,313
				1,256,911
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	150	100,125
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	47,068
Sr. Unsec’d. Notes	6.625	05/15/32	20	18,511
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	70	72,468
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	44,880
Gtd. Notes	4.375	02/01/32	75	67,558
				250,485
Insurance 0.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	258,598
Corebridge Financial, Inc., Sr. Unsec’d. Notes	5.750	01/15/34	450	458,666
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	104,990
Sr. Unsec’d. Notes	5.625	08/16/32	135	136,934
Sr. Unsec’d. Notes	6.000	12/07/33	405	416,027

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	163,616
Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	320	324,104
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	85	81,742
				1,944,677

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.2%
Gen Digital, Inc., Gtd. Notes, 144A	6.250%	04/01/33	50	$50,572
Uber Technologies, Inc., Sr. Unsec’d. Notes	4.300	01/15/30	760	749,765
				800,337
Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	69,725
Gtd. Notes, 144A	7.375	05/01/33	35	30,049
Gtd. Notes, 144A	7.500	09/15/31	250	224,671

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	51,037
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	112,818
				488,300
Leisure Time 0.2%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	150,267
Gtd. Notes, 144A	5.750	03/15/30	125	124,842
Gtd. Notes, 144A	6.000	05/01/29	100	100,261
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	96,897

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	225	224,404
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	105	104,612
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	70	69,738

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	100,000
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	50	49,974
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,274
				1,070,269

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.6%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750%	06/15/31	170	$159,397
Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	920	922,200
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,249
Sr. Unsec’d. Notes	5.500	04/15/37	650	634,644
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	481,979
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	220,076
Gtd. Notes	6.500	04/15/32	160	159,663

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	196,312
				2,804,520
Machinery-Diversified 0.3%
AGCO Corp., Gtd. Notes	5.450	03/21/27	120	121,027
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,250
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	623,647
Gtd. Notes	5.500	01/12/29	390	399,947

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	175	180,077
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	140	140,387
				1,517,335
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	4.500	05/01/32	50	45,515
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.500	06/01/41	470	330,176
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	525	537,304
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	535	462,134

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.125%	06/01/29(d)		50	$32,767
Gtd. Notes	7.375	07/01/28		25	17,072
Gtd. Notes	7.750	07/01/26		50	43,008

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	257,795
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	3.450	03/01/32		790	712,846
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	80,057
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	306	375,456
					2,894,130
Mining 0.3%
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		75	75,000
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		400	395,080
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		25	25,132
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	149,541
Sr. Unsec’d. Notes	6.250	07/15/33		320	336,517

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32		35	35,796
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		350	353,473
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		200	196,176
					1,566,715
Miscellaneous Manufacturing 0.0%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		115	102,348

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26	140	$135,754
Gtd. Notes	3.250	02/15/29	600	563,355
				699,109
Oil & Gas 1.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	250	217,498
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	645	597,530
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	250,704

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	225	220,753
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	275	330,109
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	126,889

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35	250	247,888
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	65,066
Sr. Unsec’d. Notes	5.400	06/15/47	760	652,661
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	100	98,049
Gtd. Notes, 144A	8.375	07/01/28	25	25,185
Gtd. Notes, 144A	8.625	11/01/30	25	24,686
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	45	42,554
Gtd. Notes, 144A	9.250	02/15/28	40	41,304
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	230	225,945
Gtd. Notes	6.250	03/15/33	400	417,432
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	489	404,501
Sr. Unsec’d. Notes	6.875	04/29/30	30	29,400
Sr. Unsec’d. Notes	7.750	02/01/32	175	169,242
Sr. Unsec’d. Notes	8.625	01/19/29	220	230,780
Sr. Unsec’d. Notes	8.875	01/13/33	100	101,770
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,457

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
EQT Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	06/01/30		25	$27,156
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		275	259,516
Gtd. Notes	5.375	02/01/29		50	49,957
Gtd. Notes, 144A	5.875	02/01/29		125	125,452
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		15	14,239
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	68,483

Parkland Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	64,919
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	76,457
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	160	209,998
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		220	207,680
Gtd. Notes	6.500	03/13/27		420	412,259
Gtd. Notes	6.500	01/23/29		100	95,379
Gtd. Notes	6.840	01/23/30		500	467,475
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	252,797

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	109,470
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28		225	231,208
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		35	31,445
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	200,355
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		1,170	1,179,225
					8,628,873
Packaging & Containers 0.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		140	127,929
Ball Corp.,
Gtd. Notes	2.875	08/15/30		300	265,880
Gtd. Notes	6.000	06/15/29		50	50,994

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Berry Global, Inc., Sr. Sec’d. Notes	5.800%	06/15/31	200	$207,731
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	250	255,505
Sr. Sec’d. Notes, 144A	6.750	04/15/32	100	101,104
				1,009,143
Pharmaceuticals 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	265	226,415
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	123,645
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	19,500
Gtd. Notes, 144A	5.000	02/15/29	25	16,000
Gtd. Notes, 144A	5.250	01/30/30	25	14,375
Gtd. Notes, 144A	5.250	02/15/31	25	13,250
Gtd. Notes, 144A	6.250	02/15/29	25	16,625
Gtd. Notes, 144A	7.000	01/15/28	25	20,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	25	20,406

CVS Health Corp., Sr. Unsec’d. Notes	3.250	08/15/29	225	211,450
Eli Lilly & Co., Sr. Unsec’d. Notes	5.200	08/14/64	125	115,253
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	31,033
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	168,128
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	6	5,906
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	278	274,352
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	88,806
				1,365,519

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	225	$222,941
Gtd. Notes, 144A	6.625	02/01/32	60	61,362

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	670	690,483
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	549,912
Gtd. Notes, 144A	6.750	09/15/37	310	318,166
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	316,871
Sr. Unsec’d. Notes	5.000	05/15/50	220	177,684
Sr. Unsec’d. Notes	5.400	10/01/47	285	245,645
Sr. Unsec’d. Notes	6.400	12/01/30	35	37,225
Sr. Unsec’d. Notes	6.550	12/01/33	590	626,690

Enterprise Products Operating LLC, Gtd. Notes	5.550	02/16/55	267	249,437
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	352,185
Sr. Unsec’d. Notes	4.950	03/14/52	750	605,373
Sr. Unsec’d. Notes	5.200	03/01/47	105	89,288
Sr. Unsec’d. Notes	5.500	06/01/34	460	454,102
Sr. Unsec’d. Notes	5.500	02/15/49	55	48,311

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	400	421,962
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	55	40,892
Gtd. Notes	5.200	07/15/48	65	54,709
Gtd. Notes	5.700	11/01/54	590	528,345
Gtd. Notes	6.050	09/01/33	130	133,582
Gtd. Notes, 144A	6.500	09/01/30	350	370,372

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	80	82,415
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	74,494
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	36,591
Gtd. Notes	5.500	02/15/35	222	217,218
Gtd. Notes	6.500	03/30/34	565	594,585

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600%	03/15/48	430	$350,967
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	505	478,044
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	244,170
Sr. Unsec’d. Notes	4.650	07/01/26	150	149,582
Sr. Unsec’d. Notes	6.350	01/15/29	135	140,257
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	814,048
Sr. Unsec’d. Notes	5.150	03/15/34	255	250,482
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,540
				10,123,930
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	275	280,505
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	45,432
Gtd. Notes, 144A	5.375	08/01/28	150	147,264
				473,201
Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	720	560,659
Gtd. Notes	4.750	04/15/35	30	27,888
Gtd. Notes	5.500	10/01/35	460	451,885

American Tower Corp., Sr. Unsec’d. Notes	3.950	03/15/29	660	642,381
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	690,849
Sr. Unsec’d. Notes	4.050	07/01/30	145	138,961
Sr. Unsec’d. Notes	5.500	02/15/34	185	184,207
Sr. Unsec’d. Notes	5.750	02/15/35	75	75,805

COPT Defense Properties LP, Gtd. Notes	2.750	04/15/31	115	99,825
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	254,806

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.600%	06/01/29	140	$143,758
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	61,892
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,903

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	130,912
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	47,615
Gtd. Notes	5.375	04/15/26	850	848,362

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	740,594
Invitation Homes Operating Partnership LP, Gtd. Notes	2.000	08/15/31	270	225,799
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33	335	323,398
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	49,126
Gtd. Notes	5.000	10/15/27	75	65,541
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	25,640
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	117,193
Sr. Unsec’d. Notes	4.700	12/15/28	270	271,940

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	95	96,381
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	150	139,430
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	143,551
Gtd. Notes	4.200	04/15/32	80	74,808

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28	430	455,878
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	60	60,066

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750%	02/01/27		1,000	$1,010,319
Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	174,529
					8,356,901
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	23,500
Sr. Sec’d. Notes, 144A	5.625	09/15/29		135	135,338

Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	79,570
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		64	66,257
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		325	342,571
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		350	405,996
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	125,911
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	219,974

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		260	250,459
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	46,885
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	44,195
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	141,348
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		40	40,647
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	46,663
					1,969,314

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350%	02/15/30	150	$148,161
Sr. Unsec’d. Notes	5.050	07/12/29	570	580,316
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	169,783
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	490	436,955
				1,335,215
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	2.043	08/16/28	1,000	921,371
Software 0.2%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	70	69,915
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	130	133,065
Sr. Unsec’d. Notes	5.450	03/02/28	140	143,199

Oracle Corp., Sr. Unsec’d. Notes	5.250	02/03/32	525	532,810
				878,989
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	1,000	848,790
Sr. Unsec’d. Notes	3.550	09/15/55	275	181,748

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)	925	930,234
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	151,599
Sr. Sec’d. Notes, 144A	5.000	05/01/28	150	149,715
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30	225	190,477
Sec’d. Notes, 144A	4.500	04/01/30	200	176,577
Sec’d. Notes, 144A	4.875	06/15/29	175	159,566
Sec’d. Notes, 144A	10.000	10/15/32	325	327,758
Sr. Sec’d. Notes, 144A	11.000	11/15/29	500	568,304

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31	1,060	938,815

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.75 or PIK N/A	11.750%	03/01/28	GBP	75	$12,157
Sr. Sec’d. Notes, 144A, Cash coupon 8.25 or PIK N/A	8.250	09/01/27	GBP	80	59,474
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	398,475
Gtd. Notes	3.750	04/15/27		45	44,422

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.150	03/22/30		235	220,450
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	46,849
					5,405,410
Transportation 0.1%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		275	282,426
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		265	249,440
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28		100	101,057
					632,923
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		400	405,661
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		300	302,722
					708,383

Total Corporate Bonds (cost $139,488,812)					138,702,498

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 0.4%
Auto Parts & Equipment 0.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077%(c)	01/28/32	100	$99,625
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28	243	234,698
Term B Loan, 3 Month SOFR + 5.100%	9.407(c)	11/17/28	355	343,589
				677,912
Computers 0.0%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29	224	214,819
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	255	249,979
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	7	6,047
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28	272	267,297
Telecommunications 0.1%
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/29	375	371,094

Total Floating Rate and Other Loans (cost $1,789,233)				1,787,148
Municipal Bonds 0.3%
California 0.1%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	520	428,482

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433%	05/31/56	305	$282,603
Michigan 0.0%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	31,928
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	76,198
				108,126
Minnesota 0.0%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	73,706
New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	130	120,504
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	195	177,102
				297,606

Total Municipal Bonds (cost $1,333,858)				1,190,523
Residential Mortgage-Backed Securities 3.2%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	763	728,272
Bellemeade Re Ltd., Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.472(c)	08/25/34	250	250,473
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	459	461,309
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170(cc)	09/25/62	78	77,733
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70	584	582,282
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	491	491,824

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.572%(c)	03/25/42		15	$16,222
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.572(c)	03/25/42		20	21,267
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.421(c)	06/25/43		100	104,387

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		76	72,364
Cross Mortgage Trust, Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		585	583,523
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60		563	564,354
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60		388	390,278
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.822(c)	10/25/41		188	188,878
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.222(c)	04/25/42		310	319,361
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.022(c)	09/25/42		600	631,595
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.672(c)	01/25/45		600	597,938

JPMorgan Mortgage Trust, Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		365	366,183
Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.201(c)	01/24/63	EUR	186	211,574
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	250,293
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		500	500,166

Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.049(c)	05/26/66	EUR	366	414,123

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM02, Class A1, 144A	5.627%(cc)	01/25/70	978	$980,611
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.822(c)	05/25/33	718	732,261
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.664(c)	03/29/27	361	367,586
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.414(c)	09/27/28	460	458,384
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64	278	262,995
Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55	658	657,249
PRPM LLC,
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/54	544	528,207
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64	761	735,573

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.022(c)	07/25/33	89	89,536
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	211	212,867
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	351	349,348
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	376	376,793
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	380	382,217
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	363	365,105
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	500	500,982

Total Residential Mortgage-Backed Securities (cost $14,710,929)				14,824,113
Sovereign Bonds 1.2%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28	60	59,413
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	04/25/30	785	808,471
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29	470	463,655

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875%	01/30/32	EUR	126	$125,943
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	412	442,807
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	726	764,161

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875	09/16/25		200	200,130
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	153,622
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	200,748
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	386	393,540
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,000	1,124,096
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	142,735
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	309	347,346
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	205,000

Total Sovereign Bonds (cost $5,249,447)					5,431,667
U.S. Government Agency Obligations 21.6%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		470	368,422
Federal Home Loan Mortgage Corp.	2.000	03/01/51		471	368,590
Federal Home Loan Mortgage Corp.	2.000	04/01/51		236	184,261
Federal Home Loan Mortgage Corp.	2.000	05/01/51		1,153	902,241
Federal Home Loan Mortgage Corp.	2.500	08/01/50		469	386,568
Federal Home Loan Mortgage Corp.	2.500	01/01/51		1,385	1,136,917
Federal Home Loan Mortgage Corp.	2.500	03/01/51		505	414,246
Federal Home Loan Mortgage Corp.	2.500	04/01/51		427	350,219
Federal Home Loan Mortgage Corp.	2.500	05/01/51		982	801,897
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,408	1,153,082
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,727	2,257,856
Federal Home Loan Mortgage Corp.	2.500	12/01/51		586	479,803
Federal Home Loan Mortgage Corp.	2.500	01/01/52		461	381,286
Federal Home Loan Mortgage Corp.	3.000	11/01/51		436	372,744
Federal Home Loan Mortgage Corp.	3.000	01/01/52		828	706,904
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,071	924,745
Federal Home Loan Mortgage Corp.	3.000	02/01/52		390	332,548
Federal Home Loan Mortgage Corp.	3.000	03/01/52		181	156,058
Federal Home Loan Mortgage Corp.	3.000	03/01/52		517	446,677

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	03/01/52	1,317	$1,122,808
Federal Home Loan Mortgage Corp.	3.000	06/01/52	497	428,267
Federal Home Loan Mortgage Corp.	3.000	06/01/52	915	791,356
Federal Home Loan Mortgage Corp.	3.500	08/01/43	397	367,002
Federal Home Loan Mortgage Corp.	3.500	02/01/52	552	491,695
Federal Home Loan Mortgage Corp.(k)	3.500	05/01/52	3,903	3,466,817
Federal Home Loan Mortgage Corp.	4.000	05/01/52	1,698	1,558,784
Federal Home Loan Mortgage Corp.	4.000	06/01/52	206	188,905
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,139	2,021,620
Federal Home Loan Mortgage Corp.	4.500	09/01/52	267	252,178
Federal Home Loan Mortgage Corp.	5.000	08/01/52	315	305,498
Federal Home Loan Mortgage Corp.	5.000	09/01/52	501	486,913
Federal Home Loan Mortgage Corp.	5.500	08/01/52	289	287,137
Federal Home Loan Mortgage Corp.	5.500	10/01/52	1,775	1,761,895
Federal Home Loan Mortgage Corp.	5.500	11/01/52	423	419,595
Federal Home Loan Mortgage Corp.	6.000	08/01/52	91	91,863
Federal Home Loan Mortgage Corp.	6.000	04/01/53	420	424,943
Federal Home Loan Mortgage Corp.	6.000	12/01/54	892	901,030
Federal National Mortgage Assoc.	1.500	05/01/36	638	560,999
Federal National Mortgage Assoc.	1.500	12/01/50	404	298,393
Federal National Mortgage Assoc.	1.500	01/01/51	553	408,385
Federal National Mortgage Assoc.	1.500	02/01/51	687	506,418
Federal National Mortgage Assoc.	1.500	03/01/51	1,171	864,123
Federal National Mortgage Assoc.(tt)	2.000	TBA	500	388,411
Federal National Mortgage Assoc.	2.000	TBA	6,000	4,663,507
Federal National Mortgage Assoc.	2.000	11/01/50	821	643,762
Federal National Mortgage Assoc.	2.000	01/01/51	2,950	2,313,623
Federal National Mortgage Assoc.	2.000	04/01/51	2,146	1,679,389
Federal National Mortgage Assoc.	2.000	10/01/51	880	684,919
Federal National Mortgage Assoc.	2.000	11/01/51	518	404,097
Federal National Mortgage Assoc.	2.500	TBA	6,500	5,294,879
Federal National Mortgage Assoc.	2.500	12/01/49	319	262,613
Federal National Mortgage Assoc.	2.500	02/01/50	132	108,662
Federal National Mortgage Assoc.	2.500	01/01/51	271	222,855
Federal National Mortgage Assoc.	2.500	07/01/51	674	552,806
Federal National Mortgage Assoc.	2.500	11/01/51	465	379,445
Federal National Mortgage Assoc.	2.500	01/01/52	1,515	1,238,922
Federal National Mortgage Assoc.	2.500	04/01/52	966	789,074
Federal National Mortgage Assoc.	3.000	TBA	500	425,390
Federal National Mortgage Assoc.	3.000	12/01/51	377	322,541
Federal National Mortgage Assoc.	3.000	01/01/52	762	648,204
Federal National Mortgage Assoc.	3.000	02/01/52	877	747,864

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	02/01/52	1,250	$1,073,403
Federal National Mortgage Assoc.	3.000	03/01/52	1,341	1,143,226
Federal National Mortgage Assoc.	3.000	04/01/52	337	286,911
Federal National Mortgage Assoc.	3.000	04/01/52	1,385	1,180,548
Federal National Mortgage Assoc.	3.500	07/01/51	476	425,580
Federal National Mortgage Assoc.	3.500	02/01/52	1,651	1,475,252
Federal National Mortgage Assoc.	3.500	04/01/52	493	437,920
Federal National Mortgage Assoc.	3.500	05/01/52	888	788,493
Federal National Mortgage Assoc.	3.500	06/01/52	390	348,132
Federal National Mortgage Assoc.	4.000	05/01/52	2,575	2,364,655
Federal National Mortgage Assoc.	4.000	06/01/52	863	792,173
Federal National Mortgage Assoc.	4.500	06/01/52	1,208	1,142,079
Federal National Mortgage Assoc.	4.500	07/01/52	717	677,959
Federal National Mortgage Assoc.	4.500	09/01/52	714	675,264
Federal National Mortgage Assoc.	5.000	TBA	500	483,616
Federal National Mortgage Assoc.	5.000	TBA	5,000	4,839,281
Federal National Mortgage Assoc.	5.000	06/01/52	183	178,162
Federal National Mortgage Assoc.	5.000	07/01/52	1,046	1,016,709
Federal National Mortgage Assoc.	5.000	08/01/52	344	334,210
Federal National Mortgage Assoc.	5.000	09/01/52	491	477,402
Federal National Mortgage Assoc.	5.500	TBA	2,000	1,978,026
Federal National Mortgage Assoc.	5.500	TBA	4,000	3,959,646
Federal National Mortgage Assoc.	5.500	11/01/52	2,699	2,687,846
Federal National Mortgage Assoc.	6.000	TBA	500	504,256
Federal National Mortgage Assoc.	6.000	11/01/52	83	83,896
Federal National Mortgage Assoc.	6.000	12/01/52	792	803,564
Federal National Mortgage Assoc.	6.000	12/01/54	567	573,316
Government National Mortgage Assoc.	2.000	10/20/50	1,185	952,200
Government National Mortgage Assoc.	2.000	01/20/51	456	366,117
Government National Mortgage Assoc.	2.000	02/20/51	481	386,321
Government National Mortgage Assoc.	2.500	04/20/51	461	386,088
Government National Mortgage Assoc.	2.500	09/20/51	1,745	1,462,978
Government National Mortgage Assoc.	3.000	08/20/51	996	868,089
Government National Mortgage Assoc.	3.000	11/20/51	240	209,106
Government National Mortgage Assoc.	3.000	12/20/51	471	410,821
Government National Mortgage Assoc.	3.500	04/20/47	768	693,186
Government National Mortgage Assoc.	3.500	08/20/50	156	139,335
Government National Mortgage Assoc.	3.500	12/20/51	1,533	1,370,799
Government National Mortgage Assoc.	3.500	03/20/52	850	758,641
Government National Mortgage Assoc.	3.500	04/20/52	534	476,026
Government National Mortgage Assoc.	4.000	04/20/49	869	809,243
Government National Mortgage Assoc.	4.000	01/20/50	453	418,163

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	06/20/52	1,430	$1,315,182
Government National Mortgage Assoc.	4.500	08/20/52	2,755	2,616,318
Government National Mortgage Assoc.	5.000	09/20/52	414	403,663
Government National Mortgage Assoc.	5.500	09/20/52	177	176,612
Government National Mortgage Assoc.	5.500	05/20/53	1,537	1,532,155
Government National Mortgage Assoc.	6.000	09/20/52	429	437,011
Government National Mortgage Assoc.	6.000	02/20/53	384	390,240
Government National Mortgage Assoc.	6.500	07/20/54	401	409,561

Total U.S. Government Agency Obligations (cost $100,778,561)				99,622,031
U.S. Treasury Obligations 9.1%
U.S. Treasury Bonds	1.625	11/15/50	5,165	2,651,905
U.S. Treasury Bonds	1.875	11/15/51	7,425	4,022,262
U.S. Treasury Bonds	2.375	11/15/49	5,775	3,623,813
U.S. Treasury Bonds	2.375	05/15/51	525	324,844
U.S. Treasury Bonds	3.000	11/15/44	4,030	3,035,723
U.S. Treasury Bonds(h)(k)	3.000	02/15/49	11,145	8,024,400
U.S. Treasury Bonds	3.875	05/15/43	700	613,266
U.S. Treasury Bonds	4.125	08/15/44	4,630	4,161,936
U.S. Treasury Bonds	4.125	08/15/53	675	590,203
U.S. Treasury Bonds	4.625	11/15/44	4,500	4,323,516
U.S. Treasury Bonds	4.750	11/15/43	1,305	1,279,716
U.S. Treasury Notes	3.875	08/15/33	2,290	2,228,098
U.S. Treasury Notes	4.250	11/30/26	265	265,921
U.S. Treasury Notes	4.500	12/31/31	2,275	2,322,277
U.S. Treasury Strips Coupon	0.000(s)	11/15/45	55	19,093
U.S. Treasury Strips Coupon(k)	3.026(s)	11/15/41	2,305	998,702
U.S. Treasury Strips Coupon	4.374(s)	08/15/43	165	64,624
U.S. Treasury Strips Coupon	4.396(s)	02/15/43	60	24,152
U.S. Treasury Strips Coupon	4.634(s)	02/15/42	720	307,076
U.S. Treasury Strips Coupon	4.648(s)	08/15/40	595	276,443
U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	330,338
U.S. Treasury Strips Coupon	4.857(s)	11/15/43	2,695	1,040,184
U.S. Treasury Strips Coupon	4.908(s)	05/15/42	1,210	509,186
U.S. Treasury Strips Coupon	5.288(s)	02/15/45	195	70,360
U.S. Treasury Strips Coupon	5.314(s)	08/15/45	305	107,202
U.S. Treasury Strips Coupon(k)	5.349(s)	05/15/40	2,080	983,117

Total U.S. Treasury Obligations (cost $45,498,742)				42,198,357

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Affiliated Exchange-Traded Fund 4.6%
PGIM AAA CLO ETF (cost $21,368,461)(wa)	416,656	$21,416,118
Common Stock 0.0%
Interactive Media & Services
Diamond Sports Group LLC* (cost $2,663)	1,016	14,435

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	1,899	499

Total Long-Term Investments (cost $457,526,155)		454,057,090

	Shares
Short-Term Investments 6.4%
	Affiliated Mutual Fund 6.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $29,620,875)(wa)	29,620,875	29,620,875
	Options Purchased*~ 0.0%
	(cost $13,613)	17,498

	Total Short-Term Investments (cost $29,634,488)	29,638,373

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $487,160,643)	483,695,463
Options Written*~ (0.0)%
	(premiums received $189,031)	(127,006)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.7% (cost $486,971,612)	483,568,457
	Liabilities in excess of other assets(z) (4.7)%	(21,636,383)

	Net Assets 100.0%	$461,932,074

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.1% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	$80,000	$79,263	0.0%
SMB Private Education Loan Trust, Series 2024-E, Class A1A, 144A, 5.090%, 10/16/56	08/07/24	360,380	361,405	0.1
Total		$440,380	$440,668	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $473,359)	4.500%	TBA	05/09/25	$(500)	$(471,350)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		16		40	$100
(cost $226)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	450.00		—	EUR	238	$6
Currency Option EUR vs MXN	Call	CITI	06/25/25	26.00		—	EUR	243	19
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.75		—	EUR	236	10
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	242	27
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	242	27
Currency Option USD vs BRL	Call	MSI	06/05/25	7.00		—		266	—
Currency Option USD vs BRL	Call	MSI	06/25/25	7.00		—		268	14
Currency Option USD vs CLP	Call	MSI	06/30/25	1,150.00		—		277	6
Currency Option USD vs COP	Call	HSBC	06/05/25	5,200.00		—		534	—
Currency Option USD vs COP	Call	JPM	06/05/25	5,200.00		—		133	—
Currency Option USD vs COP	Call	MSI	06/12/25	5,000.00		—		267	1
Currency Option USD vs JPY	Call	GSI	06/30/25	165.00		—		277	1
Currency Option USD vs KRW	Call	MSI	06/04/25	1,400.00		—		534	590
Currency Option USD vs KRW	Call	CITI	06/04/25	1,600.00		—		534	—
Currency Option USD vs KRW	Call	MSI	06/19/25	1,600.00		—		536	2
Currency Option USD vs KRW	Call	MSI	06/25/25	1,600.00		—		268	2
Currency Option USD vs MXN	Call	MSI	06/12/25	22.00		—		267	7
Currency Option USD vs TRY	Call	JPM	06/20/25	80.00		—		134	114
Currency Option USD vs TRY	Call	JPM	06/27/25	70.00		—		277	279
Currency Option USD vs TWD	Call	MSI	06/05/25	35.00		—		534	—
Currency Option USD vs TWD	Call	JPM	06/10/25	36.00		—		535	—
Currency Option USD vs TWD	Call	JPM	06/20/25	32.00		—		403	7
Currency Option EUR vs USD	Put	MSI	06/18/25	1.00		—	EUR	1,132	1
Currency Option EUR vs USD	Put	CITI	06/20/25	1.05		—	EUR	238	3
Currency Option EUR vs USD	Put	MSI	06/30/25	1.02		—	EUR	244	1

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		267	$—
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		267	—
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.00		—		267	—
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90		—		802	13
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		1,550	17
Currency Option USD vs COP	Put	MSI	06/12/25	3,700.00		—		160	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,260	268
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		668	142
Currency Option USD vs MXN	Put	MSI	06/19/25	18.00		—		133	2
Currency Option USD vs ZAR	Put	JPM	06/26/25	16.00		—		271	3
Total OTC Traded (cost $3,600)									$1,562

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.350%	1,520	$726
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.350%	830	—
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.350%	830	1,305
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.350%	410	1
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.350%	410	3,290
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)	4,700	10,514
Total OTC Swaptions (cost $9,787)								$15,836
Total Options Purchased (cost $13,613)								$17,498

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		16		40	$(9,100)
3 Month SOFR	Put	12/12/25	$96.25		16		40	(11,300)
Total Exchange Traded (premiums received $25,211)								$(20,400)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	404.00		—	EUR	238	$(1,998)
Currency Option EUR vs MXN	Call	CITI	06/25/25	22.50		—	EUR	243	(1,478)
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.25		—	EUR	236	(2,107)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00		—	EUR	242	(1,898)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00		—	EUR	242	(1,898)
Currency Option USD vs BRL	Call	MSI	06/05/25	5.80		—		266	(592)
Currency Option USD vs BRL	Call	MSI	06/25/25	5.65		—		268	(6,118)
Currency Option USD vs CLP	Call	MSI	06/30/25	950.00		—		277	(3,589)
Currency Option USD vs COP	Call	HSBC	06/05/25	4,350.00		—		534	(105)
Currency Option USD vs COP	Call	JPM	06/05/25	4,350.00		—		133	(26)
Currency Option USD vs COP	Call	MSI	06/12/25	4,200.00		—		267	(1,803)
Currency Option USD vs JPY	Call	GSI	06/30/25	146.00		—		277	(1,571)
Currency Option USD vs KRW	Call	CITI	06/04/25	1,400.00		—		534	(590)
Currency Option USD vs KRW	Call	MSI	06/19/25	1,400.00		—		536	(2,721)
Currency Option USD vs KRW	Call	MSI	06/25/25	1,400.00		—		268	(1,649)
Currency Option USD vs MXN	Call	MSI	06/12/25	19.90		—		267	(449)
Currency Option USD vs TRY	Call	JPM	06/20/25	41.00		—		134	(951)
Currency Option USD vs TRY	Call	JPM	06/27/25	41.00		—		277	(2,739)
Currency Option USD vs TWD	Call	MSI	06/05/25	30.75		—		534	(8)
Currency Option USD vs TWD	Call	JPM	06/10/25	30.20		—		535	(1,019)
Currency Option USD vs TWD	Call	JPM	06/20/25	30.10		—		403	(1,673)
Currency Option EUR vs USD	Put	MSI	06/18/25	1.12		—	EUR	1,132	(2,774)
Currency Option EUR vs USD	Put	CITI	06/20/25	1.13		—	EUR	238	(973)
Currency Option EUR vs USD	Put	MSI	06/30/25	1.13		—	EUR	244	(1,255)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65		—		267	(539)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65		—		267	(539)
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.65		—		267	(1,105)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00		—		802	(37,860)
Currency Option USD vs COP	Put	MSI	06/12/25	4,200.00		—		160	(2,541)
Currency Option USD vs MXN	Put	MSI	06/19/25	19.75		—		133	(2,726)
Currency Option USD vs ZAR	Put	JPM	06/26/25	18.00		—		271	(3,295)
Total OTC Traded (premiums received $129,915)									$(88,589)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.350%	3.05%(A)	1,520	$(1,238)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.350%	3.15%(A)	1,660	(533)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.350%	3.21%(A)	820	(2,586)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)	4,700	(6,473)
CDX.NA.HY.44.V1, 06/20/30	Put	BARC	06/18/25	$96.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	730	(404)
CDX.NA.HY.44.V1, 06/20/30	Put	CITI	06/18/25	$98.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	1,000	(632)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	760	(1,044)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	3,910	(1,276)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	4,700	(3,831)
Total OTC Swaptions (premiums received $33,905)								$(18,017)
Total Options Written (premiums received $189,031)								$(127,006)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
172	2 Year U.S. Treasury Notes	Sep. 2025	$35,679,250	$40,623
320	5 Year U.S. Treasury Notes	Sep. 2025	34,620,000	119,246
146	10 Year U.S. Ultra Treasury Notes	Sep. 2025	16,431,844	116,468
157	10 Year U.S. Treasury Notes	Sep. 2025	17,387,750	101,968
248	20 Year U.S. Treasury Bonds	Sep. 2025	27,969,750	173,486
				551,791
Short Positions:
8	5 Year Euro-Bobl	Jun. 2025	1,082,221	(2,393)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	5 Year Euro-Bobl	Sep. 2025	$670,654	$(828)
3	10 Year Euro-Bund	Jun. 2025	446,947	3,300
37	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,294,313	(68,103)
				(68,024)
				$483,767
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	GSI	BRL	7,354	$1,281,525	$1,284,887	$3,362	$—
Expiring 06/03/25	MSI	BRL	1,651	289,000	288,420	—	(580)
Expiring 07/02/25	GSI	BRL	9,065	1,591,103	1,573,068	—	(18,035)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	123,871	130,000	130,920	920	—
Expiring 06/18/25	CITI	CLP	83,259	87,000	87,997	997	—
Expiring 06/18/25	DB	CLP	123,220	132,000	130,232	—	(1,768)
Expiring 06/18/25	HSBC	CLP	104,079	110,000	110,003	3	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	962	132,000	133,736	1,736	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	2,381,596	572,692	571,998	—	(694)
Expiring 06/18/25	TD	COP	1,101,748	264,000	264,611	611	—
Euro,
Expiring 07/22/25	BOA	EUR	119	136,000	135,608	—	(392)
Expiring 07/22/25	CITI	EUR	238	269,207	271,183	1,976	—
Expiring 07/22/25	CITI	EUR	123	140,000	139,758	—	(242)
Expiring 07/22/25	MSI	EUR	1,034	1,175,198	1,178,674	3,476	—
Expiring 07/22/25	MSI	EUR	238	270,002	271,183	1,181	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	74,978	207,870	210,209	2,339	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	110,558	1,262,637	1,290,854	28,217	—
Expiring 06/18/25	JPM	INR	67,761	770,053	791,169	21,116	—
Expiring 06/18/25	JPM	INR	58,735	687,000	685,781	—	(1,219)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	16,004,876	$974,659	$979,338	$4,679	$—
Expiring 06/18/25	CITI	IDR	5,365,960	326,000	328,343	2,343	—
Expiring 06/18/25	JPM	IDR	4,078,910	242,000	249,589	7,589	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	43,218	306,040	302,162	—	(3,878)
Expiring 07/22/25	BOA	JPY	27,619	191,000	193,101	2,101	—
Expiring 07/22/25	HSBC	JPY	24,530	172,000	171,502	—	(498)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	6,309	310,000	324,550	14,550	—
Expiring 06/18/25	CITI	MXN	10,113	490,757	520,193	29,436	—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	16,166	503,000	542,681	39,681	—
Expiring 06/18/25	CITI	TWD	13,055	397,000	438,247	41,247	—
Expiring 06/18/25	CITI	TWD	11,804	359,000	396,239	37,239	—
Expiring 06/18/25	CITI	TWD	4,181	131,000	140,345	9,345	—
Expiring 06/18/25	HSBC	TWD	13,814	461,000	463,710	2,710	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	1,303	357,000	359,993	2,993	—
Expiring 06/18/25	CITI	PEN	1,188	322,000	328,293	6,293	—
Expiring 06/18/25	CITI	PEN	970	264,375	267,862	3,487	—
Philippine Peso,
Expiring 06/18/25	MSI	PHP	36,709	640,492	657,529	17,037	—
Singapore Dollar,
Expiring 06/18/25	DB	SGD	530	409,000	411,117	2,117	—
Expiring 06/18/25	JPM	SGD	456	350,000	353,754	3,754	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	1,687	90,000	93,663	3,663	—
Expiring 06/18/25	HSBC	ZAR	7,452	404,856	413,841	8,985	—
South Korean Won,
Expiring 06/18/25	BOA	KRW	418,760	290,000	303,660	13,660	—
Expiring 06/18/25	CITI	KRW	454,529	331,000	329,598	—	(1,402)
Expiring 06/18/25	CITI	KRW	185,183	131,000	134,284	3,284	—
Thai Baht,
Expiring 06/18/25	HSBC	THB	9,943	299,000	303,320	4,320	—
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	21,920	547,488	557,215	9,727	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/25	BARC	TRY	13,474	$333,386	$332,722	$—	$(664)
Expiring 07/09/25	HSBC	TRY	22,746	558,223	556,061	—	(2,162)
				$19,698,563	$20,003,203	336,174	(31,534)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	GSI	BRL	9,005	$1,591,236	$1,573,308	$17,928	$—
British Pound,
Expiring 07/22/25	DB	GBP	1,290	1,706,870	1,738,599	—	(31,729)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	119,519	129,000	126,320	2,680	—
Expiring 06/18/25	CITI	CLP	180,494	193,911	190,766	3,145	—
Expiring 06/18/25	DB	CLP	120,228	129,000	127,071	1,929	—
Chinese Renminbi,
Expiring 06/18/25	BOA	CNH	2,633	365,000	365,996	—	(996)
Expiring 06/18/25	CITI	CNH	966	132,000	134,296	—	(2,296)
Expiring 06/18/25	JPM	CNH	12,288	1,703,201	1,707,974	—	(4,773)
Colombian Peso,
Expiring 06/18/25	BARC	COP	632,401	152,000	151,886	114	—
Expiring 06/18/25	CITI	COP	964,920	220,000	231,749	—	(11,749)
Expiring 06/18/25	CITI	COP	657,193	152,000	157,841	—	(5,841)
Expiring 06/18/25	CITI	COP	593,445	133,000	142,530	—	(9,530)
Expiring 06/18/25	DB	COP	546,849	129,000	131,338	—	(2,338)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	9,603	437,178	438,204	—	(1,026)
Expiring 07/22/25	MSI	CZK	6,260	279,000	285,649	—	(6,649)
Euro,
Expiring 07/22/25	HSBC	EUR	5,253	5,779,609	5,984,959	—	(205,350)
Expiring 07/22/25	HSBC	EUR	187	213,000	212,507	493	—
Expiring 07/22/25	JPM	EUR	442	498,000	503,261	—	(5,261)
Expiring 07/22/25	MSI	EUR	1,132	1,271,021	1,289,829	—	(18,808)
Expiring 07/22/25	MSI	EUR	432	491,927	491,827	100	—
Expiring 07/22/25	SSB	EUR	5,521	6,321,697	6,290,267	31,430	—
Expiring 07/22/25	TD	EUR	5,375	6,142,433	6,124,037	18,396	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/18/25	HSBC	INR	64,064	$740,000	$747,997	$—	$(7,997)
Expiring 06/18/25	MSI	INR	39,296	447,000	458,811	—	(11,811)
Expiring 06/18/25	MSI	INR	32,740	374,000	382,262	—	(8,262)
Japanese Yen,
Expiring 07/22/25	CITI	JPY	16,810	118,000	117,532	468	—
Expiring 07/22/25	DB	JPY	16,274	115,000	113,784	1,216	—
Mexican Peso,
Expiring 06/18/25	DB	MXN	6,391	306,000	328,753	—	(22,753)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	12,615	385,000	423,450	—	(38,450)
Expiring 06/18/25	CITI	TWD	50,086	1,533,649	1,681,305	—	(147,656)
Expiring 06/18/25	CITI	TWD	14,060	429,000	471,988	—	(42,988)
Expiring 06/18/25	MSI	TWD	12,129	372,000	407,166	—	(35,166)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	1,275	346,000	352,217	—	(6,217)
Expiring 06/18/25	MSI	PEN	1,184	323,000	327,046	—	(4,046)
Philippine Peso,
Expiring 06/18/25	HSBC	PHP	9,748	174,500	174,616	—	(116)
Expiring 06/18/25	HSBC	PHP	9,745	174,500	174,553	—	(53)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	1,193	900,639	925,882	—	(25,243)
Expiring 06/18/25	BOA	SGD	506	381,000	393,104	—	(12,104)
South African Rand,
Expiring 06/18/25	CITI	ZAR	1,683	90,000	93,484	—	(3,484)
Expiring 06/18/25	HSBC	ZAR	1,683	90,000	93,476	—	(3,476)
South Korean Won,
Expiring 06/18/25	BNP	KRW	1,181,790	821,721	856,966	—	(35,245)
Expiring 06/18/25	BNY	KRW	1,181,790	821,275	856,966	—	(35,691)
Expiring 06/18/25	HSBC	KRW	710,227	483,000	515,016	—	(32,016)
Thai Baht,
Expiring 06/18/25	CITI	THB	38,950	1,158,021	1,188,262	—	(30,241)
Expiring 06/18/25	CITI	THB	12,978	383,000	395,923	—	(12,923)
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	21,920	557,975	557,215	760	—
				$39,694,363	$40,437,988	78,659	(822,284)
						$414,833	$(853,818)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Cross currency exchange contract outstanding at May 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	87	JPY	13,975	$1,575	$—	MSI
07/22/25	Buy	EUR	236	PLN	1,009	—	(358)	CITI
07/22/25	Buy	JPY	14,047	EUR	87	—	(1,074)	CITI
07/22/25	Buy	JPY	28,120	EUR	174	—	(1,961)	MSI
07/22/25	Buy	PLN	1,042	EUR	241	3,432	—	BNP
						$5,007	$(3,393)
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	115	$(47)	$9	$(56)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	350	0.255%	$2,160	$1,397	$763	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	350	0.267%	2,136	1,416	720	GSI
Hellenic Republic	06/20/27	1.000%(Q)	95	0.215%	1,677	1,364	313	BARC
Hellenic Republic	12/20/27	1.000%(Q)	70	0.283%	1,373	1,133	240	BARC
Kingdom of Norway	12/20/25	—%(Q)	860	0.043%	(204)	(498)	294	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	255	0.056%	656	128	528	BARC
Morgan Stanley	12/20/25	1.000%(Q)	350	0.257%	2,155	1,397	758	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	140	3.366%	92	(104)	196	MSI
Petroleos Mexicanos	03/23/26	4.100%(M)	800	*	5,203	—	5,203	GSI
Petroleos Mexicanos	05/07/26	4.750%(M)	1,050	*	15,303	(311)	15,614	GSI
Republic of Italy	06/20/25	1.000%(Q)	450	0.076%	1,152	230	922	BARC

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
SoftBank Group Corp.	06/20/26	1.000%(Q)	375	1.564%	$(1,423)	$(2,715)	$1,292	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	230	0.277%	2,198	1,750	448	GSI
					$32,478	$5,187	$27,291

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	890	3.507%	$51,273	$63,935	$12,662
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	10,459	0.560%	168,235	231,126	62,891
					$219,508	$295,061	$75,553
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.211%	$(639)	$10,104	$10,743
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.211%	5,530	27,519	21,989
	5,635	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.350%	126	(8,712)	(8,838)
	3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(6,826)	(6,826)
	5,700	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.350%	25,887	37,171	11,284
	12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(71,935)	(71,935)
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.350%	59	(8,135)	(8,194)
	6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.350%	1,610	98,866	97,256
	4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.350%	(3,476)	(101,162)	(97,686)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,710	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.350%	$—	$(45,877)	$(45,877)
670	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.350%	(4,741)	(31,955)	(27,214)
370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.350%	162,650	170,852	8,202
3,540	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.350%	51,291	89,358	38,067
590	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.350%	4,519	35,101	30,582
2,065	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.350%	—	84,014	84,014
1,060	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.350%	(19,253)	(14,194)	5,059
				$223,563	$264,189	$40,626

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(Q)/ 3.810%	JPM	09/19/25	(1,656)	$31,914	$—	$31,914
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/13/25	2,270	(28,817)	—	(28,817)
					$3,097	$—	$3,097
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).